T. ROWE PRICE Retirement 2005 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 54 .3%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  157,491 76,954 24,740 44,779,524 205,538
New Income Fund  143,239 74,964 24,092 23,691,881 187,640
International Bond Fund (USD
Hedged)  52,243 20,309 10,376 7,769,341 65,262
Emerging Markets Bond Fund  38,888 15,490 12,428 5,080,218 45,823
Dynamic Global Bond Fund  36,697 15,574 8,258 5,603,077 43,368
High Yield Fund  34,385 14,285 7,284 7,320,283 42,897
U.S. Treasury Long-Term Index
Fund  34,830 16,573 7,365 5,502,092 41,211
Dynamic Credit Fund  – 16,841 199 1,873,767 16,583
Floating Rate Fund  16,159 5,308 6,080 1,723,110 16,008
Total Bond Mutual Funds (Cost $ 735,206 ) 664,330
EQUITY MUTUAL FUNDS 43 .3%
T. Rowe Price Funds:
Growth Stock Fund  69,725 19,308 30,450 780,765 75,328
Value Fund  64,014 19,868 22,279 1,687,797 75,107
Hedged Equity Fund  – 48,540 517 4,757,769 54,143
U.S. Large-Cap Core Fund  21,909 22,341 4,178 1,268,582 49,487
Equity Index 500 Fund  40,613 13,800 12,681 287,629 38,626
Overseas Stock Fund  33,504 9,494 6,315 3,006,156 38,118
International Value Equity Fund  28,207 8,374 5,929 2,065,959 33,448
International Stock Fund  28,806 8,344 5,640 1,681,583 32,623
Real Assets Fund  18,020 16,454 3,530 2,374,616 32,295
Mid-Cap Growth Fund  15,217 5,745 2,018 192,719 20,577
Mid-Cap Value Fund  14,314 5,192 3,388 545,738 17,873
Emerging Markets Discovery
Stock Fund  12,609 4,430 4,549 1,033,517 13,570
Small-Cap Stock Fund  10,034 3,554 1,466 226,739 13,505
Emerging Markets Stock Fund  10,127 3,753 1,612 337,426 11,526
Small-Cap Value Fund  8,610 3,033 1,468 213,584 11,072
New Horizons Fund (2) 6,669 2,131 1,191 144,550 8,644
U.S. Equity Research Fund  14,905 898 13,274 67,928 3,416
Total Equity Mutual Funds (Cost $ 390,162 ) 529,358
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  109 20,319 20,315 1,111 110
Total Other Mutual Funds (Cost $ 110 ) 110

T. ROWE PRICE Retirement 2005 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .4%
Money Market Funds 2.4%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 29,933 64,554 64,856 29,631,084 29,631
Total Short-Term Investments (Cost $ 29,631 ) 29,631
Total Investments in Securities 100.0%
(Cost $1,155,109) $ 1,223,429
Other Assets Less Liabilities (0.0)% (503)
Net Assets 100.0% $ 1,222,926
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ (59) $ 304
Dynamic Global Bond Fund  (1,107) (645) —
Emerging Markets Bond Fund  (2,944) 3,873 1,778
Emerging Markets Discovery Stock Fund  (574) 1,080 405
Emerging Markets Stock Fund  413 (742) 225
Equity Index 500 Fund  15,735 (3,106) 428
Floating Rate Fund  (250) 621 953
Growth Stock Fund  941 16,745 196
Hedged Equity Fund  28 6,120 223
High Yield Fund  (740) 1,511 1,823
International Bond Fund (USD Hedged)  (1,348) 3,086 —
International Stock Fund  2,253 1,113 435
International Value Equity Fund  1,525 2,796 880
Limited Duration Inflation Focused Bond Fund  (1,523) (4,167) 6,578
Mid-Cap Growth Fund  1,929 1,633 108
Mid-Cap Value Fund  1,658 1,755 231
New Horizons Fund  327 1,035 —
New Income Fund  (2,496) (6,471) 4,747
Overseas Stock Fund  2,655 1,435 799
Real Assets Fund  (93) 1,351 568
Small-Cap Stock Fund  842 1,383 98
Small-Cap Value Fund  606 897 110
Transition Fund  (127) (3) 29
U.S. Equity Research Fund  786 887 55
U.S. Large-Cap Core Fund  90 9,415 319
U.S. Treasury Long-Term Index Fund  (2,427) (2,827) 928
Value Fund  (826) 13,504 1,079
U.S. Treasury Money Fund, 5.40% — — 1,053
Totals $ 15,332 # $ 52,220 $ 24,352 +

T. ROWE PRICE Retirement 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $4,775 of the net realized gain (loss).
+ Investment income comprised $24,352 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2005 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2005 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement 2005 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F155-054Q3 02/24